Deferred Revenue - Schedule of Deferred Revenue (Details) - USD ($)	Sep. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Mar. 31, 2018
Free Share X-Change Limited (Anguilla) [Member]
Deferred Revenue	$ 38,500	$ 86,250